Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	10 Months Ended	11 Months Ended	13 Months Ended	14 Months Ended	16 Months Ended	17 Months Ended	19 Months Ended	20 Months Ended	22 Months Ended	23 Months Ended	25 Months Ended	28 Months Ended	31 Months Ended	34 Months Ended	37 Months Ended	40 Months Ended	43 Months Ended	46 Months Ended	49 Months Ended	52 Months Ended	55 Months Ended	58 Months Ended	61 Months Ended	64 Months Ended	67 Months Ended	70 Months Ended	73 Months Ended	76 Months Ended	79 Months Ended	82 Months Ended	85 Months Ended	88 Months Ended	91 Months Ended	94 Months Ended	97 Months Ended	100 Months Ended	103 Months Ended
	Jan. 17, 2024	May 25, 2017	Jun. 30, 2017	Mar. 31, 2024	Sep. 30, 2017	Jun. 30, 2024	Dec. 31, 2017	Sep. 30, 2024	Mar. 31, 2018	Dec. 31, 2024	Jun. 30, 2018	Mar. 31, 2025	Sep. 30, 2018	Jun. 30, 2025	Dec. 31, 2018	Sep. 30, 2025	Mar. 31, 2019	Dec. 31, 2025	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000186128
Account Value [Line Items]
Accumulated Value		$ 25,000	$ 25,082		$ 25,935		$ 26,719		$ 26,681		$ 26,802		$ 27,406		$ 25,385		$ 27,612		$ 28,535	$ 28,749	$ 30,233	$ 25,954	$ 29,717	$ 31,201	$ 34,295	$ 35,296	$ 36,898	$ 36,831	$ 37,881	$ 35,956	$ 32,237	$ 30,625	$ 32,289	$ 33,768	$ 34,729	$ 33,882	$ 36,634	$ 38,298	$ 38,689	$ 40,642	$ 40,019	$ 40,468	$ 42,391	$ 44,241	$ 44,987
C000247283
Account Value [Line Items]
Accumulated Value	$ 500,000			$ 530,339		$ 536,336		$ 563,376		$ 554,757		$ 561,581		$ 588,846		$ 613,814		$ 625,454
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		25,000	25,052		25,264		25,362		24,992		24,952		24,957		25,365		26,112		26,916	27,527	27,576	28,444	29,268	29,449	29,646	28,646	29,171	29,186	29,189	27,457	26,168	24,925	25,391	26,144	25,923	25,085	26,795	26,587	26,605	27,987	27,130	27,885	28,221	28,794	29,111
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	500,000			502,314		502,641		528,759		512,570		526,825		533,183		544,007		549,992
S&P Target Date 2020 Index
Account Value [Line Items]
Accumulated Value		$ 25,000	$ 25,069		$ 25,773		$ 26,599		$ 26,353		$ 26,641		$ 27,262		$ 25,492		$ 27,390		$ 28,179	$ 28,509	$ 29,704	$ 26,570	$ 29,399	$ 30,498	$ 32,746	$ 33,224	$ 34,520	$ 34,438	$ 35,615	$ 33,936	$ 30,770	$ 29,359	$ 31,051	$ 32,458	$ 33,188	$ 32,282	$ 34,878	$ 35,994	$ 36,453	$ 38,431	$ 37,699	$ 38,096	$ 40,065	$ 41,713	$ 42,495
S&P Target Date 2020 Index
Account Value [Line Items]
Accumulated Value	$ 500,000			$ 523,543		$ 530,220		$ 558,999		$ 548,344		$ 554,122		$ 582,760		$ 606,739		$ 618,110